Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes
Components of income tax expense (benefit)
(Dollars in thousands)
	2023	2022	2021
Current expense	$4,830	4,713	4,023
Deferred income tax benefit	(453)	(541)	(227)
Total income tax	$4,377	4,172	3,796

Schedule of effective income Tax rate reconciliation
(Dollars in thousands)
	2023	2022	2021
Tax expense at statutory rate	$4,184	4,262	3,975
State income tax, net of federal income tax effect	395	395	339
Tax-exempt interest income	(182)	(445)	(497)
Increase in cash surrender value of life insurance	(91)	(71)	(83)
Tax credits	(246)	(230)	(234)
Nondeductible interest and other expense	30	24	30
Other	287	237	266
Total	$4,377	4,172	3,796

Schedule of deferred tax assets and liabilities
(Dollars in thousands)
	2023	2022
Deferred tax assets:
Allowance for credit losses	$2,944	2,411
Accrued retirement expense	1,210	1,174
Restricted stock	249	245
Interest income on nonaccrual loans	5	1
Lease liability	1,110	1,191
Unrealized loss on available for sale securities	11,741	14,197
Total gross deferred tax assets	17,259	19,219

Deferred tax liabilities:
Deferred loan fees	186	209
Accumulated depreciation	375	438
Prepaid expenses	3	3
ROU Asset	1,087	1,175
Other	124	(93)
Total gross deferred tax liabilities	1,775	1,732

Net deferred tax asset	$15,484	17,487